CAPITAL STOCK	12 Months Ended
Dec. 31, 2017
Capital Stock
CAPITAL STOCK

13. CAPITAL STOCK

(a) Authorized

Unlimited number of common and preferred shares without par value.

As of December 31, 2017, there are no preferred shares issued.

(b) Issued

As of December 31, 2017, there are 6,492,709 common shares issued and outstanding.

During the year ended December 31, 2017, the Company completed the following transaction:

• The Company entered into debt settlement agreements with Jackpot, and with Kalpakian Bros., companies related to 37 Capital by certain common directors and shareholders. The Company has issued 4,249,985 units of the Company to Jackpot at the price of $0.09 per unit in settlement of the Company’s outstanding debt to Jackpot for the total amount of $382,499 for shared office rent, office support services and miscellaneous office expenses provided by Jackpot to the Company from August 1, 2014 up to September 30, 2017. In respect to the Company’s outstanding debt to Kalpakian Bros. for the total amount of $15,750, the Company has issued 175,000 units of the Company at the price of $0.09 per unit in settlement of the Company’s outstanding debt owed to Kalpakian Bros. for unpaid management fees from May 1, 2016 up to July 30, 2016. Each unit consists of one common share and one share purchase warrant. Each warrant is exercisable at the price of $0.12 per share until November 2, 2022.

As a result of the debt settlement agreement with Jackpot, 4,249,985 common shares representing 65.45% of the Company’s current issued and outstanding common shares are owned by Jackpot.

During the year ended December 31, 2016, the Company completed the following financing:

• On January 4, 2016, the Company closed a non-brokered private placement issuing 1,000,000 units at $0.10 per unit for gross proceeds to the Company of $100,000. Each unit consists of one common share of the Company and one share purchase warrant exercisable for one additional common share of the Company at an exercise price of $0.135 per common share until January 4, 2021.

There were no shares issued during the year ended December 31, 2015.

(c) Warrants

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, January 1, 2015	270,835	$1.50
Expired	(267,502)	$1.50
Issued	1,000,000	$0.135
Balance, December 31, 2016	1,003,333	$0.14
Expired	—	—
Issued	4,424,985	$0.12
Balance, December, 2017	5,428,318	$0.12

As of December 31, 2017, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding
July 23, 2018	1.50	3,333
January 4, 2021	0.135	1,000,000
November 2, 2022	0.12	4,424,985
		5,428,318

The weighted average remaining contractual life for warrants outstanding at December 31, 2017 is 4.50 years.

(d) Stock options

The Company’s 2015 Stock Option Plan provides that the Board of Directors of the Company may grant to directors, officers, employees and consultants of the Company options to acquire up to 20% of the issued and outstanding common shares of the Company calculated from time to time on a rolling basis. The terms of the options are determined at the date of grant.

Options activity is as follows:

	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2015	33,334	$1.20
Expired	(33,334)	$1.20
Balance, December 31, 2016 and 2017	—	$0.00

As of December 31, 2017, there were no stock options outstanding.